Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Significant Accounting Policies (Textual)
Discount rate, lease liability	8.00%
Impact of the application of IFRS 16 in the reporting period	The Group recognized right-of-use assets (including investment property) and lease liabilities as at January 1, 2109 in the amount of USD 401 thousand, respectively.
Right-of-use assets	$ 311 [1]
Lease liabilities	326
Depreciation expenses	90
Financing expenses	$ 14

[1]	See Note 3 regarding initial application of IFRS 16, Leases. According to the transitional method that was chosen, comparative data were not restated.